Shareholder Report, Line Graph (Details) - USD ($)				11 Months Ended	12 Months Ended				24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
	Dec. 06, 2024	Nov. 03, 2015	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000205825
Account Value [Line Items]
Line Graph and Table Measure Name					Dana Epiphany Equity Fund - Institutional
Accumulated Value			$ 10,000			$ 9,854			$ 12,068		$ 12,831		$ 14,468			$ 15,157		$ 21,023	$ 17,709			$ 17,582		$ 23,647	$ 28,677
C000161987
Account Value [Line Items]
Line Graph and Table Measure Name					Dana Epiphany Small Cap Equity Fund - Institutional
Accumulated Value		$ 10,000					$ 9,313			$ 11,462		$ 11,124		$ 11,217	$ 10,764		$ 17,439			$ 13,848	$ 13,735		$ 18,411			$ 20,143
C000131830
Account Value [Line Items]
Line Graph and Table Measure Name					Dana Large Cap Equity Fund - Institutional
Accumulated Value			10,000			9,834			12,795		13,214		15,269			15,979		22,512	18,648			19,850		27,665	33,628
C000237915
Account Value [Line Items]
Line Graph and Table Measure Name					Kovitz Core Equity ETF
Accumulated Value			10,000			10,365			13,166		13,364		14,746			14,780		22,401	17,918			19,615		26,221	29,357
C000255350
Account Value [Line Items]
Line Graph and Table Measure Name					Slow Capital Growth Fund
Accumulated Value	$ 10,000			$ 11,120
C000123870
Account Value [Line Items]
Line Graph and Table Measure Name								SMI Dynamic Allocation Fund
Accumulated Value			10,000			10,062			10,853		10,869		11,518			11,927		14,094	11,300			11,725		13,972	16,970
C000123869
Account Value [Line Items]
Line Graph and Table Measure Name								SMI Multi-Strategy Fund
Accumulated Value			10,000			10,144			11,970		12,012		12,439			13,050		16,379	14,202			14,189		17,262	19,710
C000123868
Account Value [Line Items]
Line Graph and Table Measure Name								Sound Mind Investing Fund
Accumulated Value			10,000			10,055			12,223		12,512		13,047			13,558		18,575	16,584			15,999		20,191	21,145
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			10,451			12,921		13,870		15,857			17,397		24,862	21,230			23,383		32,272	39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					10,300			12,734		13,670		15,628	17,145		24,503			20,923	23,045		31,806			38,630
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			10,451			12,921		13,870		15,857			17,397		24,862	21,230			23,383		32,272	39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			10,451			12,921		13,870		15,857			17,397		24,862	21,230			23,383		32,272	39,196
Morningstar US Target Market Exposure TR USD
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar US Target Market Exposure
Accumulated Value	$ 10,000			$ 11,346
SMI Balanced Fund - Blend Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name					Weighted Index*
SMI Balanced Fund - Blend Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name					Weighted Index*
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					10,393			13,294		14,039		14,494	13,375		21,258			18,746	17,311		22,505			23,745
Morningstar US Small Core TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar US Small Core Index
Accumulated Value		$ 10,000					$ 10,418			$ 12,637		$ 12,654		$ 14,105	$ 12,724		$ 18,557			$ 16,434	$ 16,644		$ 22,098			$ 23,288
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index TR			S&P 500 Index TR
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index			Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000			10,437			10,531		10,315		11,502			12,214		12,155	10,249			10,286		11,370	12,071
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index TR			S&P 500 Index TR
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index			Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 10,000			$ 10,437			$ 10,531		$ 10,315		$ 11,502			$ 12,214		$ 12,155	$ 10,249			$ 10,286		$ 11,370	$ 12,071
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index TR